Advances for Vessels under Construction and Acquisitions and Other Vessel Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 44,514	$ 29,500
Advances for vessels under construction and other vessel costs	11,484	25,080
Advances for vessel acquisitions and other vessel costs	0	40,105
Reduction due to cancelation of shipbuilding contract	(9,135)	0
Transferred to vessel cost (Note 6)	0	(50,171)
Ending balance	$ 46,863	$ 44,514